Derivatives and hedging activities - Credit derivatives (Details 5) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Credit Derivatives [Line Items]
Credit protection sold	SFr 230.3	SFr 204.8
Credit protection purchased	213.7	189.4
Other protection purchased	50.8	59.2
Other instruments	12.0	14.4
Total credit derivatives	506.8	467.8
Bank
Credit Derivatives [Line Items]
Credit protection sold	230.3	204.8
Credit protection purchased	213.7	189.4
Other protection purchased	50.8	59.2
Other instruments	12.0	14.4
Total credit derivatives	SFr 506.8	SFr 467.8